Other Accounts Receivable, Net (Details) - Schedule of Credit Risk at the Reporting Date is the Carrying Amount - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Credit Risk at the Reporting Date is the Carrying Amount [Abstract]
Additional investments for operating contracts	[1]	$ 98,047	$ 105,002
Account receivable to the Ministerio de Desarrollo Agrario y Riego	[2]	32,062
Real estate project receivable	[3]	30,012	26,084
Claims to the tax authorities	[4]	29,976	27,968
Accounts receivable from joint ventures	[5]	21,878	21,100
Settlement agreement with third parties	[6]	21,136	21,081
Account receivable from out-of-court settlement with third parties	[7]		36,266
Insurance claims for losses		6,778
Others		14,861	13,838
Total		$ 254,750	$ 251,339

[1]	Correspond to additional investments directly related to the modernization, expansion, adaptation to current regulations and other operating or commercial requirements established in the operating contracts signed between Terminales del Peru and Petroleos del Peru Petroperu S.A.
[2]	The balance corresponds to the claim to the Ministerio de Desarrollo Agrario y Riego (hereinafter MIDAGRI) made by Concesionaria Chavimochic for US$ 8.9 million equivalent to S/ 32.1 million for the execution of the total amount of the Performance Bond, derived from the arbitration process followed against the Regional Government of La Libertad and MIDAGRI for the early termination procedure of the Concession Contract for breach of contract by the Grantor (note 14.a.ii).
[3]	Corresponds to a claim in favor of the Corporation, resulting from the termination of the contract called “Ciudad Alameda de Ancon”, signed by the subsidiary VIVA, the Ministerio de Vivienda, Construcción y Saneamiento and Fondo Mi Vivienda S.A. As of December 31, 2023 the net amount of the claim corresponds to its fair value, which amounts to S/ 30 million (S/ 26 million at December 31, 2022) and results from the discount of the gross amount of the claim, to be collected over 5 years, at a rate of 6.58%. The gross amount of the claim amounting to S/46.7 million includes the full amount of the services rendered by VIVA in the Ancon Project and is part of the amount of the claim filed by VIVA against the Ministerio de Vivienda, Construcción y Saneamiento , Construction and Sanitation for the amount of S/ 116.3 million, which also includes an indemnity for damages (consequential damages and loss of profits). According to Management and legal advisors, it is expected that the amount of the claim will be collected within a maximum period of 11 years.
[4]	Corresponds to the claim of the company before the Specialized Court in Administrative Litigation of the Court of Justice of Lima against the Tax Administration for deductions of loss on investments. The balance as of December 31, 2023 is S/ 29.9 million (S/ 27.9 million as of December 31, 2022). In the opinion of Management and its legal advisors, this account will be recovered over a period of five years, which is the estimated date for the end of the judicial process.
[5]	As of December 31, 2023, the balance corresponds to the attributions of the results mainly to Cotinavec Montaje Peru S.A.C. for S/ 14.9 million, the balance is in arbitration process whose maturity date is June 2025 and other minor for S/ 7 million (S/ 13 million and S/ 7.9 million, as of December 31, 2022).
[6]	Corresponds to the settlement agreement of Consorcio Panorama signed by VIVA Negocio Inmobiliario S.A.C. and Inversiones Maje S.A.C. on December 14, 2018. Such balance comprises the refund for contributions and profit earned totaling US$ 6.8 million (equivalent to S/ 26 million), based on future sales of the properties held in the project, which has an estimated collection date of August 2025. As of December 31, 2023 the net balance of the discount value and amortization amounts to US$ 5.7 million equivalent to S/ 21.1 million (US$ 5.5 million equivalent to S/ 21.1 million in 2022).
[7]	Until the end of 2022, Cumbra Peru S.A. had a lawsuit pending against Tecnicas Reunidas de Talara S.A.C. (TRT) for approximately US$ 78 million as compensation for damages suffered as a result of various contractual breaches. In exchange, TRT filed a counterclaim for approximately US$ 81 million alleging that Cumbra Peru S.A. had breached the subcontract entered into between the two companies. On the other hand, on December 28, 2020, TRT executed two letters of guarantee issued by Banco Santander Peru, the first for US$ 16 million for Fullfilment Performance and the second letter of guarantee for US$ 7.7 million for advance payment, despite the fact that the obligations guaranteed by the letter of guarantee were being litigated in the process described in this paragraph.